Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [Abstract]
Earnings per share
Average number of outstanding diluted shares for the year 2022 has been calculated considering the potential issuance of 3,347,305 shares (3,347,305 shares as of December 31, 2021 and December 31, 2020) on the settlement of the Green Exchangeable Notes (Note 14) and the potential issuance of 596,681 shares (725,041 shares as of December 31, 2021) to Algonquin under the agreement signed on August 3, 2021, according to which Algonquin has the option, on a quarterly basis, to subscribe such number of shares to maintain its percentage in Atlantica in relation to the use of the ATM program (Note 13).

	For the year ended December 31,
Item	2022	2021	2020
Profit/(loss) attributable to Atlantica	(5,443)	(30,080)	11,968
Average number of ordinary shares outstanding (thousands) - basic	114,695	111,008	101,879
Average number of ordinary shares outstanding (thousands) - diluted	118,501	114,523	103,392
Earnings per share for the year (US dollar per share) - basic	(0.05)	(0.27)	0.12
Earnings per share for the year (US dollar per share) - diluted (*)	(0.05)	(0.27)	0.12

(*) The potential ordinary shares related to the Green Exchangeable Notes and the ATM program have not been considered in the calculation of diluted earnings per share for the years 2022 and 2021 as they have an antidilutive effect.